Summary of Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales	$ 310.7	$ 2,021.2	$ 2,301.0
Costs and expenses	(285.7)	(1,737.8)	(1,797.6)
Income before tax and share of equity investee's profits	25.0	283.4	503.4
Income and mining tax expense	(5.4)	67.5	(167.5)
Income before share of equity investee's profits	19.6	350.9	335.9
Share of equity investee's profits	0.9	11.4	4.8
Net income	20.5	362.3	340.7
Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)
Net carrying value	1,033.7
Net asset value distributed	(1,033.7)
Profit on distribution